Commitments	12 Months Ended
Dec. 31, 2021
Capital commitments [abstract]
Commitments
23. COMMITMENTS
Capital Commitments
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As of December 31, 2020	As of December 31, 2021
Capital	$51,264	$15,641
Inventory	35,631	43,573

Total	$86,895	$59,214

The capital commitments relate to contracts to purchase property, plant and equipment.